Other items from operating activities - Other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other items from operating activities
Dividend income on non-consolidated subsidiaries	$ 160	$ 178	$ 171
Capitalized financial expenses	110	227	519
Other	644	387	430
OTHER FINANCIAL INCOME	914	792	1,120
Accretion of asset retirement obligations	(607)	(639)	(530)
Other	(83)	(125)	(155)
OTHER FINANCIAL EXPENSE	$ (690)	$ (764)	$ (685)